Geographic Information	12 Months Ended
Dec. 31, 2023
Disclosure of geographical areas [abstract]
Geographic Information

14. Geographic information

(a)
Revenue

Revenue presented below has been based on the geographic location of customers.

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Canada	59,104	62,320	49,533
Europe	6,117	6,531	7,287
Other	—	98	699
Total	65,221	68,949	57,519

(b)
Non-current assets

Non-current assets presented below has been based on geographic location of the assets.

	As at
	December 31, 2023	December 31, 2022
Canada	77,032	82,587
Europe	263	433
Other	46	887
Total	77,341	83,907